Subsequent events (Details) $ / shares in Units, $ in Thousands, $ in Millions												12 Months Ended
	Apr. 03, 2025 USD ($)	Apr. 03, 2025 CLP ($)	Feb. 28, 2025 USD ($)	Feb. 25, 2025 CLP ($) $ / shares	Feb. 24, 2025 $ / shares	Feb. 04, 2025 CLP ($) customer	Jan. 22, 2025 CLP ($) item	May 12, 2023 USD ($)	May 12, 2023 CLP ($)	Jan. 29, 2021 USD ($)	Jan. 29, 2021 CLP ($)	Dec. 31, 2024 CLP ($)	Dec. 31, 2023 CLP ($)
Sale and Purchase Agreement as Per Regulation [Member]
Subsequent events
Derecognition of accounts receivable											$ 121,652,067
Enel Generacin Chile S.A.
Subsequent events
Derecognition of accounts receivable												$ 1,499,383,451	$ 1,280,073,680
Enel Generacin Chile S.A. | Sale and Purchase Agreement as Per Regulation [Member]
Subsequent events
Derecognition of accounts receivable								$ 48.0	$ 38,226,668	$ 158.9	$ 115,867,879
Empresa Electrica Pehuenche S.A. [Member]
Subsequent events
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares					$ 98.153826825
Percentage of net profits distributed as dividends					100.00%
Entering into revolving credit facility | Revolving line of credit (by Corporacin Andina de Fomento)
Subsequent events
Proceeds from credit facility			$ 50.0
Exempt resolution notification from SEF | Enel Distribucin Chile S.A.
Subsequent events
Number of UTM (Unidad Tributaria Mensual) fine imposed on a company due to possible non-compliance associated with damages caused by the weather event | item							280,000
Amount of fine (in Monetary)						$ 17,059,475	$ 18,842,320
Number of customers benefits, one-time final payment of fine | customer						800,000
Declaration of final dividends | Enel Generacin Chile S.A.
Subsequent events
Percentage of net profits distributed as dividends				70.00%
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners				$ 343,687,382,602
Effective distribution of dividends | Enel Generacin Chile S.A.
Subsequent events
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares				$ 33.8776203097508
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners				$ 277,855,927,535
Declaration of contingent dividends | Enel Generacin Chile S.A.
Subsequent events
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares				$ 14.0683980205123
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners				$ 115,385,547,898
Other disposals of assets | Enel Generacin Chile S.A. | Sale and Purchase Agreement as Per Regulation [Member] | IDB Invest [Member]
Subsequent events
Derecognition of accounts receivable	$ 242.6	$ 229,607,723
Decrease through derecognition of interest portion in financial assets	7.5
Other disposals of assets | Empresa Electrica Pehuenche S.A. [Member] | Sale and Purchase Agreement as Per Regulation [Member] | IDB Invest [Member]
Subsequent events
Derecognition of accounts receivable	18.8	$ 17,756,971
Decrease through derecognition of interest portion in financial assets	$ 0.6